Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	At June 30, 2024 and December 31, 2023, accrued expenses and other current liabilities consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Payroll	$109,451	$130,463
Interest payable	147,370	46,639
Other	81,362	78,029
Total	$338,183	$255,131